FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  Form 13F-HR

                               Form 13F-HR COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment: | |; Amendment Number: ___

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings
                                    entries.

Institutional Investment Manager Filing this Report:

Name:    M.J. Whitman Advisers
Address: 767 Third Avenue
         New York, NY 10017

Form 13F File Number: 028-06664

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Martin J. Whitman
Title:    Chairman
Phone:    212-888-6865

Signature, Place, and Date of Signing:

     Martin J. Whitman        New York, New York           January 22, 2002



Report Type (Check one only):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 115

Form 13F Information Table Value Total: $494,775
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                           FORM 13F INFORMATION TABLE




   COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
- ------------------   ------------   --------  -------- ----------------- ---------- --------  --------------------
                                                 VALUE   SHRS OR SH/  PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
 NAME OF ISSUER           CLASS        CUSIP    (x$1000) PRN AMT PRN  CALL DISCRETION MANAGERS  SOLE    SHARED  NONE
- ------------------   ------------   --------  -------- ------- ---  ---- ---------- --------  ----    ------  ----

Ade Corporation              COM      00089C107    2098   209800  X                            196700      0   13100
AT&T CORP                    COM      001957109      15      826  X                               826      0       0
AT&T Wireless                COM      00209A106       0        8  X                                 8      0       0
AVX, Corp.                   COM      002444107   30372  1287491  X                           1201766      0   85725
Aegis Realty Inc.            COM      00760P104      81     7200  X                              7200      0       0
Alamo Group, Inc.            COM      011311107    2669   187300  X                            184400      0    2900
Alexander & Baldwin, Inc.    COM      014482103    1829    68500  X                             64625      0    3875
Algorex Corp                 COM      015867104       0     1000  X                              1000      0       0
Allegheny Energy Inc.        COM      017361106      18      500  X                               500      0       0
Ambac Financial Group        COM      023139108       3       60  X                                60      0       0
American Int'l Group         COM      026874107      56      709  X                               709      0       0
American Land Lease Inc.     COM      027118108    1059    80810  X                             76910      0    3900
American Power Conversion    COM      029066107     360    24900  X                             24900      0       0
Analogic Corp.               COM      032657207    5710   148275  X                            139525      0    8750
Anthracite Capital Inc.      COM      037023108     349    31800  X                             28300      0    3500
Apartment Investment & Mgmt. COM      03748R101      16      340  X                                 0      0     340
Applica Inc.                 COM      03815A106       2      200  X                               200      0       0
Applied Materials, Inc.      COM      038222105     948    23633  X                             21233      0    2400
Avatar Holdings Inc.         COM      053494100    2251    95525  X                             91425      0    4100
Avaya Inc.                   COM      053499109       0        1  X                                 1      0       0
AXA ADR                      ADR      054536107      27     1270  X                              1270      0       0
Bel Fuse Cl A                CL A     077347201      53     2200  X                              2200      0       0
Bel Fuse CL B                CL B     077347300    4983   198925  X                            186150      0   12775
Berkshire Hathaway Inc. Del  CL B     084670207     194       77  X                                77      0       0
Brascan Corporation          CL A     10549P606    8381   464075  X                            431725      0   32350
Bristol Myers Squibb         COM      110122108      20      400  X                               400      0       0
Brookfield Properties        COM      112900105     399    23177  X                             19677      0    3500
Brooks Automation            COM      11434A100      28      700  X                               700      0       0
Burnham Pacific Ppty. Inc.   COM      12232C108     165    40000  X                             40000      0       0
Capital Southwest            COM      140501107   16932   256548  X                            245173      0   11375
Cattellus Development Corp.  COM      149111106   12071   656010  X                            614710      0   41300
Clare, Inc.                  COM      18002R100      97    41250  X                             41250      0       0
Clarent Corp.                COM      180461105       2      545  X                               545      0       0
Commercial Net Lease Realty  COM      202218103     224    17201  X                             15829      0    1372
Commercial Net Lease Realty  PFD      202218111     182     7908  X                              7277      0     631
Consolidated Tomaka Land Co  COM      210226106     964    48500  X                             45600      0    2900
Credence Systems             COM      225302108   12596   678300  X                            624875      0   53425
Cummins Engine Co., Inc      COM      231021106    3506    90960  X                             88960      0    2000
Cyberoptics Corporation      COM      232517102     156    11750  X                             11750      0       0
Danielson Holding Corp.      COM      236274106      56    12550  X                             12550      0       0
Datascope Corp.              COM      238113104    5574   164329  X                            151429      0   12900
Deltic Timber                COM      247850100    1426    52050  X                             51750      0     300
Electro Sci Ind, Inc.        COM      285229100   20915   696930  X                            654950      0   41980
Electroglas Inc.             COM      285324109   10192   690045  X                            654895      0   35150
Energizer Holdings Inc.      COM      29266R108     959    50350  X                             50350      0       0
Equity Office Properties     COM      294741103       8      260  X                               260      0       0
Trust
Equity Residential Pptys.    COM      29476L107       9      320  X                               320      0       0
FSI International, Inc.      COM      302633102    4752   515425  X                            483125      0   32300
First American Financial     COM      318522307   10487   559600  X                            525135      0   34465
First Industrial Realty      COM      32054K103     286     9200  X                              9200      0       0
Florida East Coast Ind.      COM      340632207     431    20610  X                             17959      0    2651
Ford Motor Company           COM      345370860     414    26328  X                             24428      0    1900
Forest City Enterprise Cl A  CL A     345550107   22486   581025  X                            550038      0   30987
Forest City Enterprise Cl B  CL B     345550305    1004    25650  X                             25650      0       0
Golden State - Litig. Wt     WTS      381197136       1     1170  X                              1170      0       0
Health Care Realty TR        COM      421946104      25      900  X                               900      0       0
Hutchinson Whampoa LTD ADR   ADR      448415208     207     4300  X                              4300      0       0
Igen Int'l Inc.              COM      449536101      16      400  X                               400      0       0
Intel Corporation            COM      458140100      31      976  X                               976      0       0
Investment Technology Group. COM      46145F105    1008    25810  X                             25480      0     330
J&J Snack Foods Corp.        COM      466032109     670    27400  X                             21000      0    6400
Jefferies Group              COM      472319102    1109    26200  X                             26200      0       0
John Nuveen Co. Class A      CL A     478035108     576    10775  X                             10775      0       0
Jones Lang Lasalle           COM      48020Q107     542    30000  X                             30000      0       0
Kla-tencor Corp.             COM      482480100     605    12200  X                             11900      0     300
Kemet Corporation            COM      488360108   26423  1488625  X                           1398825      0   89800
Koger Equity                 COM      500228101   8,691   533175  X                            502075      0   31100
LNR Property Co.             COM      501940100    1048    33600  X                             32500      0    1100
Landamerica Finl. Group Inc. COM      514936103      46     1600  X                              1600      0       0
Legg Mason Inc.              COM      524901105   25578   511764  X                            478389      0   33375
Leucadia National Corp.      COM      527288104    2187    75749  X                             73349      0    2400
Lucent Technologies          COM      549463107       3      500  X                               500      0       0
MBIA Inc.                    COM      55262C100    6869   128086  X                            119075      0    9011
Marshall & Ilsely Corp.      COM      571834100      64     1005  X                               666      0     339
The MONY Group               COM      615337102   19477   563400  X                            522175      0   41225
NCR Corporation              COM      62886E108    6440   174706  X                            162572      0   12134
Nabors Industries            COM      629568106   26091   760000  X                            705910      0   54090
National Golf Properties Inc.COM      63623G109       4      500  X                               500      0       0
National Presto Inds. Inc.   COM      637215104     288    10365  X                             10365      0       0
New Plan Excel Realty Trust  COM      648053106       3      140  X                               140      0       0
Nokia Corp. ADR Sponsored    ADR      654902204      10      400  X                               400      0       0
Parexel International Corp   COM      699462107   23682  1650314  X                           1554309      0   96005
Penzoil-Quaker State Co.     COM      709323109       7      500  X                               500      0       0
Petroleum & Res Corp.        COM      716549100      38     1635  X                              1635      0       0
Philadelphia Subn Corp.      COM      718009608       8      375  X                               375      0       0
The Phoenix Companies        COM      71902E109    2682   144975  X                            142975      0    2000
Prime Medical Services, Inc. COM      74156D108      18     3750  X                              3750      0       0
Public storage Inc. PFD      COM      74460D307      10      400  X                               400      0       0
Series B
RAIT Investment Trust        SBI      749227104      26     1600  X                              1600      0       0
Radian Group Inc.            COM      750236101   28070   653560  X                            616304      0   37256
Raymond James Financial      COM      754730109     514    14457  X                             14457      0       0
SWS Group Inc.               COM      78503N107    2840   111604  X                            110614      0     990
The St. Joe Company          COM      790148100   18710   674235  X                            622285      0   51950
St. Jude Medical Inc.        COM      790849103      58      750  X                               750      0       0
Schering Plough Corp.        COM      806605101      21      600  X                               600      0       0
Security Capital Group B     CL B     81413P204     185     7300  X                              4800      0    2500
Skyline Corporation          COM      830830105     510    15800  X                             15800      0       0
Southtrust Corp.             COM      844730101       7      280  X                               280      0       0
Star Gas Partners L.P.       COM      85512C105      10      500  X                               500      0       0
Stewart Information Services COM      860372101   11868   600929  X                            571829      0   29100
Tejon Ranch Co.              COM      879080109    1990    83249  X                             79471      0    3778
Tokio Marine & Fire Ins.     ADR      889090403   23778   649682  X                            610537      0   39145
Trammell Crow Company        COM      89288R106     174    14900  X                             13300      0    1600
Trinity Industries           COM      896522109   21313   784435  X                            749835      0   34600
UDS Capital Trust PFD        COM      902655208       5      200  X                               200      0       0
Veeco Instruments, Inc.      COM      922417100     212     5875  X                              5675      0     200
Vishay Intertecnology, Inc.  COM      928298108    1072    54992  X                             54042      0     950
Visteon Corp                 COM      92839U107      78     5167  X                              4763      0     404
Vornado Realty trust         SBI      929042109     286     6875  X                              5000      0    1875
Washington Mutual Inc.       COM      939322103       0        1  X                                 1      0       0
Wellsford Real Properties    COM      950240200     997    51850  X                             48450      0    3400
Zimmer Holdings Incorporated COM      98956P102       1       45  X                                40      0       5
Arch Capital Group Ltd.      COM      G0450A105   31763  1233530  X                           1152280      0   81250
White Mountains Insurance Gr.COM      G9618E107     122      350  X                               350      0       0
ASM Litography Holding NV    ORD      N07059111    7892   462891  X                            434166      0   28725